Long-Term Loans - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 23, 2016	Dec. 31, 2016	Jun. 13, 2016	Aug. 07, 2014
Debt Instrument [Line Items]
Percentage of initial interest margin		1.45%
Commitment fee applicable for unused amount of RCF		35.00%
Line of credit facility, actual interest rate		2.15%
Term loan maturity date		Jun. 13, 2020
Term loan revised maturity date		Jun. 13, 2021
Leverage covenant ratio		2.75
Covenant description		Conditions include that there not be an event of default, the Leverage covenant (as described above) not exceeding 2.0 to 1.0 when most recently tested and a look forward certificate being issued pursuant to which the SD UK Group would confirm that it is projected to remain in compliance with the financial maintenance covenants detailed above for the next 6 months). In addition, subject to certain exceptions, all transactions between the SD UK Group and the Company and its other subsidiaries must be on an arm's length basis.
Maximum [Member]
Debt Instrument [Line Items]
Interest coverage covenant ratio		4.0
Credit Agreement [Member] | JP Morgan Chase Bank, N.A. [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 297,000,000
Debt instrument discount				$ 3,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity of term and revolving loan facilities	$ 15,000,000
Amount available under RCF		$ 11,250,000
Revolving Credit Facility [Member] | Currency Hedging [Member]
Debt Instrument [Line Items]
RCF utilized for hedging		3,750,000
U K Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity of term and revolving loan facilities			$ 125,000,000
Repayment of annual installments		20,000,000
Term Loan [Member] | U K Facility [Member]
Debt Instrument [Line Items]
Amount borrowed under term and revolving loan facilities	$ 110,000,000
Term loans principal outstanding		$ 90,000,000